Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

11. Inventories

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

Inventories
In millions of €	2025	2024
Raw materials and consumables	213	242
Finished goods and goods for resale	702	726
Total inventories	915	968
Provision for inventories	(42)	(48)
Net Inventories	873	920

Upon the Demerger, in many territories, the legal title for inventory has not passed from Unilever to the Group. However, the Group retains the risks and rewards associated with this inventory and therefore continues to recognise it on its balance sheet. The Group will need to acquire that inventory at the respective TSA exits, hence a liability at equal amount is recognised within trade and other payables.

Provision for inventories
In millions of €	2025	2024
1 January	48	56
Charge to income statement	6	16
Reduction / releases	(8)	(23)
Currency retranslation	(4)	(1)
31 December	42	48

Inventories with a value of €15 million are carried at net realisable value lower than cost (2024: €28 million). During 2025 €39 million (2024: €32 million) was charged to the income statement for damaged and lost inventories.